SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Accounting Policies [Abstract]
Cash equivalents	$ 0		$ 0
Cash	2,172,690		1,576,632
Increase in allowance for credit losses	400,000
Allowance for credit losses	$ 7,311,493		$ 7,688,491	$ 25,591,946
Advertising cost, percentage	100.00%
Rental income	$ 126,000	$ 123,000
Recognized revenue	$ 2,169,000	$ 682,000